Accounts Receivable, Net	12 Months Ended
Dec. 31, 2017
Accounts Receivable Net [Abstract]
Accounts Receivable, Net

NOTE 5: ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	December 31, 2017	December 31, 2016
Accounts receivable	$15,616	$10,022
Less: Provision for doubtful accounts	(1,495)	—
Accounts receivable, net	$14,121	$10,022

Charges to provisions for doubtful accounts are summarized as follows:

Allowance for doubtful receivables	Balance at beginning of period	Charges to costs and expenses	Amount utilized	Balance at end of period
Year ended December 31, 2017	$—	$(1,495)	$—	$(1,495)
Year ended December 31, 2016	$—	$—	$—	$—
Year ended December 31, 2015	$(49)	$—	$49	$—

Concentration of credit risk with respect to accounts receivable is limited due to the Company’s large number of customers, who are internationally dispersed and have a variety of end markets in which they sell. Due to these factors, management believes that no additional credit risk beyond amounts provided for collection losses is inherent in the Company’s trade receivables. For the year ended December 31, 2017, two customers accounted for 26.8% and 12.0%, respectively, of the Company’s revenue. For the year ended December 31, 2016, three customers accounted for 29.6%, 13.0% and 11.6%, respectively, of the Company’s revenue and for the year ended December 31, 2015, three customers accounted for 24.0%, 17.4% and 11.4% of the Company’s revenue. Both customers for the fiscal year 2017 were the same with the prior years.